Weighted average basic and diluted number of common shares outstanding	12 Months Ended
Dec. 31, 2025
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Abstract]
Weighted average basic and diluted number of common shares outstanding [Text Block]

20.  Weighted average basic and diluted number of common shares outstanding

	Year ended	Year ended
	December 31,	December 31,
	2025	2024

Basic weighted average number of shares	267,336,954	105,967,493
Effect of dilutive stock options and warrants	-	-
Diluted weighted average number of shares	267,336,954	105,967,493

Diluted weighted average number of common shares for the years ended December 31, 2025 excludes nil anti-dilutive preferred shares (2024: nil), 7,762,340 anti-dilutive stock options (2024: 8,044,000) and 7,160,440 anti-dilutive warrants (2024: 14,089,280).